Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace & Defense - 6.1%
Boeing Co. (A)	212,184	$ 49,591,645
RTX Corp.	397,927	79,955,472
Textron, Inc.	325,291	28,645,125
		158,192,242
Automobiles - 2.3%
General Motors Co.	712,154	59,820,936
Banks - 9.3%
Bank of America Corp.	1,049,334	55,824,569
JPMorgan Chase & Co.	309,909	94,798,064
Wells Fargo & Co.	1,009,812	91,377,888
		242,000,521
Beverages - 2.2%
PepsiCo, Inc.	377,105	57,934,641
Biotechnology - 3.7%
AbbVie, Inc.	178,065	39,710,275
Gilead Sciences, Inc.	392,803	55,758,386
		95,468,661
Broadline Retail - 3.1%
Amazon.com, Inc. (A)	335,179	80,208,335
Capital Markets - 7.6%
Blackrock, Inc.	66,421	74,321,114
Goldman Sachs Group, Inc.	67,406	63,052,247
Intercontinental Exchange, Inc.	355,112	61,711,363
		199,084,724
Chemicals - 2.4%
Linde PLC	137,973	63,049,522
Communications Equipment - 1.4%
Motorola Solutions, Inc.	88,193	35,501,210
Construction & Engineering - 2.0%
Quanta Services, Inc.	112,293	53,297,627
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	81,484	53,123,494
Electric Utilities - 1.7%
Duke Energy Corp.	357,594	43,394,032
Electrical Equipment - 3.5%
GE Vernova, Inc.	58,360	42,390,953
Rockwell Automation, Inc.	115,369	48,645,339
		91,036,292
Entertainment - 2.3%
Walt Disney Co.	531,295	59,930,076
Food Products - 1.2%
Mondelez International, Inc., Class A	522,677	30,560,924
Ground Transportation - 2.0%
CSX Corp.	1,392,971	52,598,585
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	532,934	$ 58,249,686
Boston Scientific Corp. (A)	477,418	44,652,906
		102,902,592
Health Care Providers & Services - 2.0%
Cencora, Inc.	144,559	51,928,484
Industrial REITs - 1.4%
Prologis, Inc.	287,820	37,577,779
Insurance - 2.4%
Hartford Insurance Group, Inc.	457,899	61,843,839
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A	315,182	106,531,516
Meta Platforms, Inc., Class A	66,542	47,677,343
		154,208,859
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	83,248	48,168,125
Machinery - 2.6%
Parker-Hannifin Corp.	72,249	67,613,504
Media - 2.3%
Fox Corp., Class A	842,554	61,321,080
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	619,625	37,320,014
Oil, Gas & Consumable Fuels - 5.3%
ConocoPhillips	430,186	44,838,287
Exxon Mobil Corp.	653,410	92,392,174
		137,230,461
Passenger Airlines - 1.8%
Delta Air Lines, Inc.	707,696	46,630,089
Pharmaceuticals - 2.2%
Merck & Co., Inc.	531,169	58,572,006
Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	86,421	28,631,277
Micron Technology, Inc.	256,032	106,222,556
		134,853,833
Software - 1.3%
Microsoft Corp.	82,140	35,344,021
Specialized REITs - 1.3%
American Tower Corp.	191,465	34,325,845
Specialty Retail - 4.2%
Lowe's Cos., Inc.	184,393	49,243,994
TJX Cos., Inc.	401,959	60,217,478
		109,461,472
Total Common Stocks (Cost $1,558,751,320)		2,554,503,825
Transamerica Funds

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp.,
1.35% (B), dated 01/30/2026, to be
repurchased at $71,477,723 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $72,899,085.
$ 71,469,682	$ 71,469,682
Total Repurchase Agreement (Cost $71,469,682)	71,469,682
Total Investments (Cost $1,630,221,002)	2,625,973,507
Net Other Assets (Liabilities) - (0.5)%	(13,876,735)
Net Assets - 100.0%	$ 2,612,096,772
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,554,503,825	$—	$—	$2,554,503,825
Repurchase Agreement	—	71,469,682	—	71,469,682
Total Investments	$2,554,503,825	$71,469,682	$—	$2,625,973,507
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Large Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds